Average Annual Total Returns - NVIT Blueprint Capital Appreciation Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) 1 Year	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) 5 Years	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) 10 Years
Total	11.67%	8.98%	7.82%	11.47%	8.88%	7.71%	12.79%	9.74%	7.77%